Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables
	As of December 31,
	2019	2018
	US$’000	US$’000
Trade payables	10,509	15,941
Other payables	6,370	5,186
	16,879	21,127